                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-CSR


  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-06087

                      Salomon Brothers Series Funds Inc
              (Exact name of registrant as specified in charter)

                    125 Broad Street, New York, NY 10004
                  (Address of principal executive offices)
                                  (Zip code)

                           Robert I. Frenkel, Esq.
                    Salomon Brothers Asset Management Inc
                          300 First Stamford Place
                             Stamford, CT 06902
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 725-6666

                    Date of fiscal year end:  December 31
                   Date of reporting period: June 30, 2004

                      ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

------------------------
LETTER FROM THE CHAIRMAN

DEAR SHAREHOLDER,

After a four-year period of accommodative monetary policy, which saw the Federal Reserve Bank ('Fed') lower its target for the key federal funds rate(i) to a four-decade low, the Fed reversed course in late June to what many observers believe will be a protracted period of monetary tightening, or steering short-term interest rates higher. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies it.

The Fed's increase in the federal funds rate, to 1.25% at the end of June, was widely anticipated. Yields on most money market instruments, particularly those with longer maturities, rose during the second half of the period.
Evidence of renewed job growth, the one missing piece from the economic recovery, led rates higher in the spring.

[photo]
R. JAY GERKEN, CFA
Chairman and President

Given the manager's view that the economy appeared to be firing on all cylinders this spring, the pick-up in inflation and the Fed's comments this year about interest rates, the manager of the SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND shortened the portfolios' average maturities. If rates were to continue to rise, this investment approach could help the manager move faster in rolling over proceeds from maturing securities into potentially higher-yielding money market instruments.


Within this environment, the fund performed as follows:


                SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
                           YIELDS AS OF JUNE 30, 2004

                                                        SEVEN-DAY      SEVEN-DAY
                                                      CURRENT YIELD  EFFECTIVE YIELD
Salomon Brothers Institutional Money Market Fund           1.07%          1.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. The fund's yields will vary.

Please note that an investment in the fund is not insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.66% and the seven-day effective yield would have been 0.67%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

PERFORMANCE REVIEW

As of June 30, 2004, the seven-day current yield for shares of the SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND was 1.07% and its seven-day effective yield, which reflects compounding, was 1.08%. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ('SEC') and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman and President

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund may underperform other short-term debt instruments if interest rates rise sharply. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

-----------------------
Schedule of Investments (unaudited)
June 30, 2004

                                                                        YIELD TO
                                                                       MATURITY ON
   FACE                                                                  DATE OF     MATURITY
  AMOUNT                             SECURITY                           PURCHASE*     DATE**        VALUE
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 84.6%
$1,000,000   Amstel Funding Corp. CE.................................     1.23%       7/16/04    $   999,487
 1,000,000   Atlantis One Funding Corp. CE...........................     1.09        8/12/04        998,740
 1,000,000   BNP Paribas.............................................     1.34        8/17/04      1,000,000
 1,000,000   Crown Point Capital Co..................................     1.09        9/21/04        997,540
 1,000,000   Danske Corp.............................................     1.10        8/23/04        998,395
 1,000,000   DEPFA Bank PLC..........................................     1.12         8/6/04      1,000,000
 1,000,000   Edison Asset Securitization CE..........................     1.04        7/16/04        999,567
 1,000,000   Foxboro Funding Ltd.....................................     1.60         7/1/04      1,000,000
 1,000,000   Grampain Funding LLC CE.................................     1.09        8/23/04        998,410
 1,000,000   Greyhawk Funding LLC CE.................................     1.56        9/20/04        996,512
   500,000   Hannover Funding Company LLC CE.........................     1.26        7/15/04        499,757
 1,085,000   Harwood Street Funding LLC..............................     1.60         7/1/04      1,085,000
 1,000,000   Jupiter Securitization Corp. CE.........................     1.80       12/20/04        991,496
 1,000,000   K2 (USA) LLC............................................     1.51        9/22/04        996,542
 1,000,000   Main Street Warehouse LLC...............................     1.34        7/28/04        998,995
 1,000,000   Mica Funding LLC........................................     1.51        9/20/04        996,625
 1,000,000   Mortgage Interest Networking............................     1.12         7/6/04        999,844
 1,000,000   Nationwide Anglia Building..............................     1.10        8/23/04        998,395
 1,000,000   Polonius Inc. CE........................................     1.13        7/15/04        999,563
 1,000,000   Regency Markets No. 1 LLC CE............................     1.51        9/20/04        996,625
 1,000,000   Santander Central Hispano Finance.......................     1.51        9/14/04        996,875
 1,000,000   Sigma Finance Corp. VRDO................................     1.09        7/15/04        999,990
 1,000,000   Stanfield Victoria Corp.................................     1.51        9/13/04        996,917
 1,000,000   Svenska Handelsbanken, Inc. ............................     1.09        8/23/04      1,000,000
 1,000,000   Thames Asset Global Securitization CE...................     1.35        8/16/04        998,275
 1,000,000   Three Pillars Funding Corp. CE..........................     1.15        7/12/04        999,649
 1,000,000   Thunder Bay Funding Corp. CE............................     1.09         7/6/04        999,849
 1,000,000   Victory Receivable Corp. CE.............................     1.28        7/21/04        999,289
                                                                                                 -----------
             TOTAL COMMERCIAL PAPER (Cost  --  $27,542,337)..........                             27,542,337
                                                                                                 -----------

MEDIUM TERM NOTES  --  6.2%
 1,000,000   Premiere Asset Collection LLC VRDO......................     1.09         8/6/04        999,990
 1,000,000   Whistlejacket Capital Ltd. VRDO.........................     1.09        8/18/04        999,980
                                                                                                 -----------
             TOTAL MEDIUM TERM NOTES (Cost  --  $1,999,970)..........                              1,999,970
                                                                                                 -----------

                     SEE NOTES TO FINANCIAL STATEMENTS.
                                                                          PAGE 3

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

-----------------------
Schedule of Investments (unaudited) (continued)
June 30, 2004

                                                                        YIELD TO
                                                                       MATURITY ON
 FACE                                                                    DATE OF     MATURITY
AMOUNT                                     SECURITY                     PURCHASE*     DATE**        VALUE
------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES -- 9.2%
$1,000,000   Dade County, Florida Expressway Authority, FGIC-Insured,
              VRDO CE................................................     1.16%        7/1/04    $ 1,000,000
 1,000,000   New York State HFA VRDO CE..............................     1.34         7/7/04      1,000,000
 1,000,000   New York State HFA VRDO CE..............................     1.35         7/7/04      1,000,000
                                                                                                 -----------
             TOTAL MUNICIPAL NOTES (Cost  --  $3,000,000)............                              3,000,000
                                                                                                 -----------
             TOTAL INVESTMENTS  --  100.0% (Cost  --$32,542,307***)..                            $32,542,307
                                                                                                 -----------
                                                                                                 -----------

---------
 * Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations ('VRDO'), whose yields are determined on the date of last interest change.

 ** For Municipal Notes holdings and VRDOs, the maturity date presented is the date of the next interest rate change.

*** Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviations used in this schedule:
    CE     --     Credit Enhancement
    HFA    --     Housing Finance Authority
    FGIC   --     Financial Guaranty Insurance Company
    VRDO   --     Variable rate demand obligation

                          SEE NOTES TO FINANCIAL STATEMENTS.
PAGE 4

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

-----------------------------------
Statement of Assets and Liabilities (unaudited)
June 30, 2004

ASSETS:
   Investments, at amortized cost...........................  $32,542,307
   Cash.....................................................          349
   Interest receivable......................................       12,580
                                                              -----------
   TOTAL ASSETS.............................................   32,555,236
                                                              -----------
LIABILITIES:
   Dividends payable........................................       28,722
   Administration fee payable...............................        1,350
   Accrued expenses.........................................       45,324
                                                              -----------
   TOTAL LIABILITIES........................................       75,396
                                                              -----------
TOTAL NET ASSETS............................................  $32,479,840
                                                              -----------
                                                              -----------
NET ASSETS:
   Par value of capital shares (equivalent to $1.00 per
    share on 32,481,537 shares
    of $0.001 par value capital stock outstanding)..........  $    32,482
   Capital paid in excess of par value......................   32,449,055
   Overdistributed net investment income....................       (1,697)
                                                              -----------
TOTAL NET ASSETS............................................  $32,479,840
                                                              -----------
                                                              -----------
SHARES OUTSTANDING..........................................   32,481,537
                                                              -----------
                                                              -----------
NET ASSET VALUE.............................................        $1.00
                                                              -----------
                                                              -----------

-----------------------
Statement of Operations (unaudited)
For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
   Interest.................................................  $195,330
                                                              --------
EXPENSES:
   Management fee (Note 2)..................................    35,165
   Audit and tax............................................    16,047
   Shareholder communications...............................    14,636
   Registration and filing fees.............................     9,650
   Administration fee (Note 2)..............................     8,792
   Legal....................................................     7,986
   Custody..................................................     6,818
   Directors' fees..........................................     3,048
   Transfer agency services.................................       599
   Other....................................................     1,599
                                                              --------
   TOTAL EXPENSES...........................................   104,340
   Less: Management fee waiver and expense reimbursement
    (Note 2)................................................   (72,697)
                                                              --------
   NET EXPENSES.............................................    31,643
                                                              --------
NET INVESTMENT INCOME.......................................   163,687
                                                              --------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS..............       141
                                                              --------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $163,828
                                                              --------
                                                              --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

-----------------------------------
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                  2004           2003
-----------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income....................................  $    163,687   $    698,725
   Net realized gain........................................           141          1,095
                                                              ------------   ------------
   INCREASE IN NET ASSETS FROM OPERATIONS...................       163,828        699,820
                                                              ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................      (163,687)      (698,725)
   Net realized gains.......................................          (141)        (1,095)
                                                              ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (163,828)      (699,820)
                                                              ------------   ------------
FUND SHARE TRANSACTIONS (NOTE 3):
   Net proceeds from sale of shares.........................    19,918,252     25,601,621
   Net asset value of shares issued for reinvestment of
    dividends...............................................        74,644        468,675
   Cost of shares reacquired................................   (18,740,197)   (92,061,481)
                                                              ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
    TRANSACTIONS............................................     1,252,699    (65,991,185)
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...........................     1,252,699    (65,991,185)
NET ASSETS:
   Beginning of period......................................    31,227,141     97,218,326
                                                              ------------   ------------
   END OF PERIOD*...........................................  $ 32,479,840   $ 31,227,141
                                                              ------------   ------------
                                                              ------------   ------------
* Includes overdistributed net investment income of:........       $(1,697)  $     (1,697)
                                                              ------------   ------------
                                                              ------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

-----------------------------
Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Series Funds Inc ('Company') was incorporated in Maryland on April 17, 1990 as an open-end management investment company, and currently operates as a series company comprised of eleven funds, including the Salomon Brothers Institutional Money Market Fund ('Fund'). The financial statements and financial highlights for the other investment funds of the Company are reported in separate shareholder reports. The Fund's objective is to seek as high a level of current income as is consistent with liquidity and the stability of principal.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

(A) SECURITIES VALUATION. Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value and does not include recognition of any unrealized gains or losses.

(B) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(C) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required.

(D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends on the shares of the Fund are declared each business day to shareholders of record at twelve noon (New York time) on that day, and paid on the last business day of the month. Distributions of net realized gains to shareholders, if any, are declared annually and recorded on the ex-

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

-----------------------------------------
Notes to Financial Statements (unaudited) (continued)

dividend date. Dividends and distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(E) EXPENSES. Direct expenses are charged to the Fund and general expenses of the Company are allocated to the Fund based on its relative average net assets for the period in which the expense was incurred.

(F) OTHER. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or the amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis.

Note 2. Management Fee and Other Agreements

The Company retains Salomon Brothers Asset Management Inc ('SBAM'), an indirect wholly-owned subsidiary of Citigroup Inc. ('Citigroup'), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Company. The management fee to SBAM is based on an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Under a voluntary agreement between SBAM and the Fund, SBAM has agreed to reduce or otherwise limit the expenses of the Fund (exclusive of taxes, interest, and extraordinary expenses, such as litigation and indemnification expenses), on an annualized basis to 0.18% of the Fund's average daily net assets. These waivers and/or reimbursements may be reduced or terminated at any time. For the six months ended June 30, 2004, SBAM voluntarily waived all of its management fee amounting to $35,165. In addition, SBAM has agreed to reimburse expenses of $37,532.

Smith Barney Fund Management LLC ('SBFM'), another indirect wholly-owned subsidiary of Citigroup, acts as administrator for the Fund. The administration fee to SBFM is based on an annual rate of 0.05% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. ('CGM'), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

Note 3. Capital Stock

At June 30, 2004, the Company had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

----------------------------------------
Notes to Financial Statements (unaudited) (continued)

repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

Note 4. Portfolio Activity

The Fund invests in money market instruments maturing in 397 days or less. The Fund invests primarily in securities whose credit ratings are within the two highest ratings categories of two nationally recognized statistical rating organizations ('NRSROs') or, if rated by only one NRSRO, that NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality.

Note 5. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ('SEC') that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ('CAM'), including its applicable investment advisory companies and Citicorp Trust Bank ('CTB'), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

Note 6. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the 'Distributor') and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the 'Advisers'), substantially all of the mutual funds managed by the Advisers (the 'Funds'), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

-----------------------------
Notes to Financial Statements (unaudited) (continued)

various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

--------------------
Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                                         CLASS A SHARES
                                                   -------------------------------------------------------------
                                                   2004(1)      2003      2002       2001       2000      1999
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............   $1.000      $1.000    $1.000     $1.000    $1.000     $1.000
                                                   -------     -------   -------   --------   -------   --------
Net investment income............................    0.005       0.011     0.018      0.041     0.063      0.051
Dividends from net investment income.............   (0.005)     (0.011)   (0.018)    (0.041)   (0.063)    (0.051)
                                                   -------     -------   -------   --------   -------   --------
Net asset value, end of period...................   $1.000      $1.000    $1.000     $1.000    $1.000     $1.000
                                                   -------     -------   -------   --------   -------   --------
                                                   -------     -------   -------   --------   -------   --------
Net assets, end of period (000s).................  $32,480     $31,227   $97,218   $116,917   $97,865   $119,231
Total return(2)..................................     0.5%'DD'    1.1%      1.8%       4.1%      6.5%       5.2%

Ratios to average net assets:
 Expenses(3).....................................    0.18%'D'    0.18%     0.18%      0.18%     0.18%      0.17%
 Net investment income...........................    0.93%'D'    1.11%     1.80%      4.08%     6.27%      5.04%
Before waiver of management and administration
fees and expenses absorbed by Salomon Brothers
Asset Management Inc, as applicable, net
investment income per share and expense ratio
would have been:
 Net investment income per share.................   $0.002      $0.006    $0.016     $0.039    $0.061     $0.048
 Expense ratio...................................    0.59%'D'    0.41%     0.37%      0.33%     0.34%      0.37%

---------
(1)  For the six months ended June 30, 2004 (unaudited).
(2) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(3) The ratio of expenses to average net assets will not exceed 0.18%, as a result of a voluntary expense limitation, which may be discontinued at any time.
'DD' Total return is not annualized, as it may not be representative of the total return for the year.
 'D' Annualized.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

--------
Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA
    Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

-------
Officers

R. JAY GERKEN, CFA
    President

ANDREW B. SHOUP
    Senior Vice President and
    Chief Administrative Officer

FRANCES M. GUGGINO
    Chief Financial Officer
    and Treasurer

CHARLES K. BARDES
    Executive Vice President

JAMES E. CRAIGE, CFA
    Executive Vice President

THOMAS A. CROAK
    Executive Vice President

JOHN B. CUNNINGHAM, CFA
    Executive Vice President

KEVIN KENNEDY
    Executive Vice President

BETH A. SEMMEL, CFA
    Executive Vice President

PETER J. WILBY, CFA
    Executive Vice President

GEORGE J. WILLIAMSON
    Executive Vice President

ANDREW BEAGLEY
    Vice President, Chief Anti-Money Laundering
    Compliance Officer and
    Chief Compliance Officer*

JOSEPH T. VOLPE
    Controller

ROBERT I. FRENKEL
    Secretary and
    Chief Legal Officer

---------
* Chief Compliance Officer as of July 29, 2004.

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


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


SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

------------------------------------------------
Salomon Brothers Institutional Money Market Fund

    125 Broad Street
    10th Floor, MF-2
    New York, New York 10004
    1-800-347-6028

INVESTMENT MANAGER
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

DISTRIBUTOR
    Citigroup Global Markets Inc.
    388 Greenwich Street
    New York, New York 10013

CUSTODIAN
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

TRANSFER AGENT
    PFPC Inc.
    P.O. Box 9764
    Providence, Rhode Island 02940-9764

LEGAL COUNSEL
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

-------------------------------------------------
Salomon Brothers Institutional Investment Series*

Salomon Brothers Institutional
High Yield Bond Fund

The High Yield Bond Fund's investment objective is to maximize total return. The Fund seeks to achieve its objective by investing primarily in a portfolio of high yield fixed-income securities, commonly known as 'junk bonds', that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services. High Yield bonds generally entail increased credit and market risks, including a loss of your principal investment.

Salomon Brothers Institutional
Emerging Markets Debt Fund

The Emerging Markets Debt Fund's objective is to maximize total return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in debt securities of government, government-related and corporate issuers in emerging market countries. Securities of foreign companies and governments, including emerging markets, involve risks beyond those of domestic investments.

--------------------------------------------------------------------------------
* For more complete information about Salomon Brothers Institutional Investment Series, you may obtain a Prospectus by calling 1-800-725-6666. Please read the prospectus carefully before you invest or send money.

  This report is submitted for the general information of the shareholders of Salomon Brothers Institutional Money Market Fund.

  Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC's website at www.sec.gov.

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's website at www.sec.gov.

SALOMON BROTHERS
INSTITUTIONAL
MONEY MARKET FUND



SEMI-ANNUAL REPORT

JUNE 30, 2004



--------------------------
        SALOMON
--------------------------
        BROTHERS
--------------------------
    Asset Management



PFPC Inc.
P.O. Box 9764
Providence, Rhode Island 02940-9764

-----------------
  FIRST-CLASS
  U.S. POSTAGE
      PAID
NORTH READING, MA
   PERMIT NO.
      105
-----------------

INSTMMSEMI 6/04
        04-7031

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.


         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Series Funds Inc

Date:    September 3, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Series Funds Inc

Date:    September 3, 2004

By:      /s/ Frances M. Guggino
         Frances M. Guggino
         Chief Financial Officer of
         Salomon Brothers Series Funds Inc

Date:    September 3, 2004








                          STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as...................................  'D'
The double dagger symbol shall be expressed as............................ 'DD'
The section symbol shall be expressed as.................................. 'SS'